Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 908	$ 868	$ 1,149	$ 1,088	$ 4,410	$ 4,013
Basic
Weighted average common shares outstanding									5,767,168	6,172,773
Less: Average unallocated ESOP shares									(393,502)	(418,800)
Average shares									5,373,666	5,753,973
Basic earnings per common share (in usd per share)	$ 0.19	$ 0.25	$ 0.23	$ 0.15	$ 0.16	$ 0.15	$ 0.20	$ 0.19	$ 0.82	$ 0.70
Diluted
Net income									$ 4,410	$ 4,013
Weighted average common shares outstanding for basic earnings per common share									5,373,666	5,753,973
Add: Dilutive effects of assumed exercises of stock options									91,890	63,344
Average shares and dilutive potential common shares									5,465,556	5,817,317
Earnings Per Share, Diluted	$ 0.19	$ 0.25	$ 0.22	$ 0.15	$ 0.16	$ 0.15	$ 0.20	$ 0.19	$ 0.81	$ 0.69